Prospectus Supplement
John Hancock Investment Trust
John Hancock ESG Large Cap Core Fund (the fund)
Supplement dated September 14, 2023 to the current Prospectus, as may be supplemented (the Prospectus)
Effective September 14, 2023, Samantha D’Amore is added as a portfolio manager of the fund. Elizabeth R. Levy, CFA, Mitali Prasad, CFA, and Cheryl I. Smith, Ph.D., CFA, will continue as portfolio managers of the fund, and together with Samantha D’Amore, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following is added to the fund’s portfolio manager information in the “Fund summary” section under the heading “Portfolio management”:
Samantha D’Amore
Portfolio Manager
Managed the fund since 2023
Additionally, the following is added to the fund’s portfolio manager information in the “Fund details” section under the heading “Who’s who – Subadvisor”:
Samantha D’Amore
•
Portfolio Manager
•
Managed the fund since 2023
•
Joined Trillium Asset Management, LLC in 2023
•
Began business career in 2004
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Investment Trust
ESG Large Cap Core Fund (the fund)
Supplement dated September 14, 2023 to the current Statement of Additional Information, as may be supplemented (the SAI)
Effective September 14, 2023, Samantha D’Amore is added as a portfolio manager of the fund. Elizabeth R. Levy, CFA, Mitali Prasad, CFA, and Cheryl I. Smith, Ph.D., CFA, will continue as portfolio managers of the fund, and together with Samantha D’Amore, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the fund’s subadvisor, Trillium Asset Management, LLC:
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Samantha D’Amore has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Samantha D’Amore’s investment in the fund and similarly managed accounts.
The following table provides information as of July 31, 2023:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets ($)	Number of Accounts	Assets ($)	Number of Accounts	Assets ($)
Samantha D’Amore	0	0	0	0	0	0
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets ($)	Number of Accounts	Assets ($)	Number of Accounts	Assets ($)
Samantha D’Amore	0	0	0	0	0	0
Ownership of the Fund and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Samantha D’Amore as of July 31, 2023. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Samantha D’Amore’s ownership of fund shares is stated in the footnote that follows the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
Samantha D’Amore	None
1
As of July 31, 2023, Samantha D’Amore beneficially owned $0 of the fund.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.